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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2008

Check here if Amendment [x]; Amendment Number: 2
                                               --------------

This Amendment (Check only one.): [_] is a restatement.
                                  [x] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 11/14/2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 11/16/2009.

Institutional Investment Manager Filing this Report:

Name:    CITADEL LIMITED PARTNERSHIP
Address: 131 SOUTH DEARBORN
         CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  PATRICIA A. STASNY
Title: GLOBAL CONTROLLER
Phone: (312) 395-4366

Signature, Place, and Date of Signing:


/s/ Patricia A. Stasny           CHICAGO, ILLINOIS   11/16/2009
------------------------------   -----------------   ----------
      [Signature]                  [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          13

Form 13F Information Table Value Total:  $1,847,923 (thousands)

List of Other Included Managers:

NONE

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
                                                         FORM 13F
Page 1 of 1                        Name of Reporting Manager Citadel Limited Partnership                     (SEC USE ONLY)

        Item 1:          Item 2:   Item 3:   Item 4:         Item 5:          Item 6:        Item 7:            Item 8:
                                                                                                            Voting Authority
     -------------       -------- --------- ---------- ------------------- -------------- -------------- ----------------------
                                              Value
                         Title of              (In      Shrs or   Sh/ Put/   Investment
    Name of Issuer        Class     CUSIP   thousands)  Prn Amt   Prn Call   Discretion   Other Managers    Sole    Shared None
     --------------      -------- --------- ---------- ---------- --- ---- -------------- -------------- ---------- ------ ----
ANHEUSER BUSCH COS INC     Cmn    035229103   212,718   3,278,639 Sh       Shared-defined       -         3,278,639
BARR LABORATORIES INC
 CMN STK                   Cmn    068306109   176,279   2,699,522 Sh       Shared-defined       -         2,699,522
CORN PRODUCTS INTL INC
 CMN STOCK                 Cmn    219023108    56,626   1,754,209 Sh       Shared-defined       -         1,754,209
DIEBOLD INC CMN STK        Cmn    253651103    53,164   1,605,675 Sh       Shared-defined       -         1,605,675
GENENTECH INC CMN STK      Cmn    368710906    63,193     712,600 Sh  Call Shared-defined       -           712,600
GENENTECH INC CMN STK      Cmn    368710406   515,850   5,816,978 Sh       Shared-defined       -         5,816,978
HUNTSMAN COS/THE
 COMMON STOCK              Cmn    447011107   232,323  18,438,300 Sh       Shared-defined       -        18,438,300
IMCLONE SYSTEMS INC
 CMN STK                   Cmn    45245W109   114,418   1,832,455 Sh       Shared-defined       -         1,832,455
INTERNATIONAL RECTIFIER
 COMMON NEW YORK           Cmn    460254105    16,643     875,000 Sh       Shared-defined       -           875,000
LONGS DRUG STORES CORP     Cmn    543162101   110,873   1,465,795 Sh       Shared-defined       -         1,465,795
ROHM & HAAS CO             Cmn    775371107   107,893   1,541,330 Sh       Shared-defined       -         1,541,330
UST INC                    Cmn    902911106   159,502   2,397,089 Sh       Shared-defined       -         2,397,089
WRIGLEY WM JR CO           Cmn    982526105    28,441     358,203 Sh       Shared-defined       -           358,203
  COLUMN TOTALS                             1,847,923
  LONG MARKET
  VALUE                                     1,847,923
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